Net fee and commission income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Fee and commission income:
Current accounts	£ 308	£ 328
Credit and debit card fees	614	558
Commercial banking and treasury fees	93	117
Factoring	39	41
Other fees and commissions	142	136
Total fee and commission income	1,196	1,180
Fee and commission expense	(550)	(532)
Net fee and commission income	£ 646	£ 648